Schedule of Future Non-cancelable Minimum Lease Payments Under Operating Lease Liability (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Leases
2024 (excluding the six months ended June 30, 2024)	$ 46,313
2024	94,246	$ 91,502
2025	97,074	94,247
2026	99,986	97,074
2027	68,235	99,986
2028		68,235
Total future minimum lease payments	405,854	451,044
Less: imputed interest	(76,737)	(94,438)
Present value of payments	$ 329,117	$ 356,606